Severance Expense (Details Textual) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Feb. 07, 2021	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expense		$ 385	$ 1,057	$ 2,034	$ 3,664		$ 4,410	$ 6,495
Severance Costs				830				1,636
Severance Expense [Member]
Share-based Payment Arrangement, Expense				420				1,236
Employee Severance [Member] | Forecast [Member] | Chief Executive Officer [Member]
Share-based Payment Arrangement, Expense						$ 600
Severance Costs						1,000
Payments for Restructuring						$ 400
Employee Severance [Member] | Accounts Payable and Accrued Liabilities [Member]
Accrued Severance Expense		100	0	100	0			$ 200
Employee Severance [Member] | Severance Expense [Member]
Severance Charges	$ 400	$ 0	$ 0	400	$ 0		$ 0
Share-based Payment Arrangement, Expense	$ 1,200			$ 400